Consolidated Statements of Operations and Comprehensive Loss £ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares
Operating expenses:
Research and development	$ (1,301,178)	$ (173,821)	$ (518,098)
Operating Expenses	(4,916,388)	(3,192,385)	(1,016,548)
Total operating expenses	(6,217,566)	(3,366,206)	(1,534,646)
Finance Income			48,125
Finance (expense)		(1,123)	(1,158)
Impairment of loan		(11,172)	(132,668)
Loss from operations before income taxes	(6,217,566)	(3,378,501)	(1,620,347)
Income tax provision	786,521	24,994	76,288
Loss for the year	(5,431,045)	(3,353,507)	(1,544,059)
Other Comprehensive loss:
Exchange differences on translating foreign operations	(837,152)	346,365	86,654
Comprehensive loss	$ (6,268,197)	$ (3,007,142)	$ (1,457,405)
Basic and diluted loss per share attributable to common shareholders | $ / shares	$ (0.01)	$ (0.01)	$ (0.00)